Note 6 - Related Party Convertible Bridge Notes (Related Party Convertible Bridge Notes [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Convertible Bridge Notes [Member]
Note 6 - Related Party Convertible Bridge Notes [Line Items]
Long-term Debt [Text Block]
6.	Related Party Convertible Bridge Notes

In November 2012, the Company issued $1,000,000 in convertible promissory notes to related parties. The notes accrue interest at 8% per annum and mature at the earlier of i) the date upon which the majority note holders demand repayment after May 15, 2013 or ii) the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000. As of September 30, 2014 and December 31, 2013, the outstanding principal balance was $0 and $1,000,000. Because the holders had the ability to demand repayment after May 15, 2013, the Company classified all of the outstanding debt balance and related accrued interest of $88,986 as a current liability as of December 31, 2013. In connection with the Merger, these convertible promissory notes were extinguished.

On February 13, 2013, the Company entered into a note purchase agreement (“2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $1,500,000 in the aggregate, of which $1,000,000 was issued. These notes were intended as bridge financing to a planned alternative public offering in the second quarter of 2013. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after August 13, 2013 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes and the November 2012 notes. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 80% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of August 13, 2013. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 80% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. In April 2013, the Company completed another closing of the 2013 Note Purchase Agreement for $500,000. On June 3, 2013, the Company entered into an amendment to the 2013 Note Purchase Agreement to increase the total amount of the convertible promissory notes up to $2,000,000 in the aggregate if issued before June 30, 2013. In June 2013, the Company completed another closing of the 2013 Note Purchase Agreement for $500,000. On August 7, 2013, the Company entered into an amendment to the 2013 Note Purchase Agreement to increase the total amount of the convertible promissory notes up to $2,500,000 in the aggregate if issued before August 28, 2013. In August 2013, the Company completed another closing of the 2013 Note Purchase Agreement for $500,000. As of September 30, 2014 and December 31, 2013, the outstanding principal balance was $0 and $2,500,000. Because the holders had the ability to demand repayment after August 13, 2013, the Company classified all of the outstanding debt balance and related accrued interest of $130,466 as a current liability as of December 31, 2013. In connection with the Merger, these convertible promissory notes were extinguished.

On September 27, 2013, the Company entered into a note purchase agreement (“September 2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $500,000 in the aggregate. These notes were intended as bridge financing to a planned APO in the third quarter of 2013. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after March 31, 2014 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes, the November 2012 notes and the 2013 Note Purchase Agreement. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 70% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of March 31, 2014. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 70% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. As of September 30, 2014 and December 31, 2013, the outstanding principal balance was $0 and $500,000. Because the holders had the ability to demand repayment after March 31, 2014, the Company classified all of the outstanding debt balance and related accrued interest of $10,411 as a current liability as of December 31, 2013. In connection with the Merger, these convertible promissory notes were extinguished.

On November 12, 2013, the Company entered into a note purchase agreement (“November 2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $500,000 in the aggregate. These notes were intended as bridge financing to a planned APO in the fourth quarter of 2013. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after March 31, 2014 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes, the November 2012 notes and the 2013 Note Purchase Agreement. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 70% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of March 31, 2014. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 70% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. As of September 30, 2014 and December 31, 2013, the outstanding principal balance was $0 and $500,000. Because the holders had the ability to demand repayment after March 31, 2014, the Company classified all of the outstanding debt balance and related accrued interest of $5,370 as a current liability as of December 31, 2013. In connection with the Merger, these convertible promissory notes were extinguished.

On December 27, 2013, the Company entered into a note purchase agreement (“December 2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $375,000 in the aggregate. These notes were intended as bridge financing to a planned APO in the first quarter of 2014. The notes accrue interest at 9% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after March 31, 2014 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes, the November 2012 notes and the 2013 Note Purchase Agreement. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 70% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of March 31, 2014. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 70% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. As of September 30, 2014 and December 31, 2013, the outstanding principal balance was $0 and $375,000. Because the holders had the ability to demand repayment after March 31, 2014, the Company classified all of the outstanding debt balance and related accrued interest of $370 as a current liability as of December 31, 2013. In connection with the Merger, these convertible promissory notes were extinguished.

On March 5, 2014, the Company entered into a note purchase agreement in which it was authorized to issue and sell up to $1,250,000 in aggregate principal amount of convertible promissory notes of which $200,000 was issued. In May 2014, the Company completed another sale of convertible promissory notes in the aggregate principal amount of $1,050,000. The notes accrued interest at 9% per annum and converted into common stock in connection with the private placement.

On July 7, 2014, the Company entered into a note purchase agreement in which it was authorized to issue convertible promissory notes up to $250,000 in the aggregate. The notes accrue interest at 9% per annum and converted into common stock in connection with the private placement.

Pursuant to the Company’s amendment to the note purchase agreement dated November 20, 2012, effective February 13, 2013, the above notes payable would be redeemable upon a change of control of the Company at an amount equal to 300% of the outstanding principal amount and accrued and unpaid interest on the notes as of the time of a change of control. A change of control will occur in the event the Company enters into a transaction where the holders of the voting securities no longer own a majority of the total outstanding voting securities once the transaction is completed or a disposition of substantially all assets occurs. The sale of stock for capital raising purposes or an alternative public offering involving a reverse merger into a public shell company for capital raising purposes is excluded from the Company’s definition of a change of control. The Company has determined that the value of this provision is not material and as such did not record a liability on the Company’s condensed consolidated financial statements as of December 31, 2013. All of these notes were extinguished as part of the Merger Agreement.

6.	Related Party Convertible Bridge Notes

In May 2011 (“May 2011 note”), the Company issued a convertible promissory note in the amount of $1,000,000. The note bears an interest rate of 8% per annum. The May 2011 note was amended in June 2011 and September 2011 to issue another $1,000,000 on each amendment date, for an aggregate of $3,000,000. In conjunction with the notes, the Company issued a warrant to the investor to purchase Series B convertible preferred stock with a warrant coverage amount equal to 10% and 20% of the principal amount of the notes for the initial and subsequent closings, respectively. In April 2012, the principal and accrued interest of $3,188,494 on these notes were converted to 63,769,863 shares of Series B convertible preferred stock at a conversion price of $0.05 per share.

In November 2011 (“November 2011 note”), the Company issued a convertible promissory note for $250,000 in two closings during November 2011 and December 2011 for an aggregate of $500,000. The note bears an interest rate of 8%. In conjunction with the notes, the Company issued a warrant to investors to purchase Series B convertible preferred stock with a warrant coverage amount equal to 20% of the principal amount of the notes for each of the closings, respectively.

In January 2012 and March 2012, the Company amended the November 2011 notes to provide the sale and issuance of up to $500,000 of convertible promissory notes and warrants under the same terms as the original agreement. In three separate closings during January 2012, February 2012 and April 2012, convertible promissory notes totaling $1,000,000 were issued. In conjunction with the notes, the Company issued a warrant to investors to purchase Series B convertible preferred stock with a warrant coverage amount equal to 20% of the principal amount of the notes for each of the closings, respectively. The aggregate principal amount of the November 2011 notes including the January and March amendments was $1,500,000, prior to the conversion. In April, 2012, the principal and accrued interest of $1,521,474 on these notes were converted to 30,429,485 shares of Series B convertible preferred stock at a conversion price of $0.05 per share.

In April 2012, June 2012 and July 2012, the Company issued an aggregate of 171,199,348 shares of Series B convertible preferred stock at a purchase price of $0.05 per share, which included 94,199,348 shares being issued upon the conversion of principal and accrued interest of $4,709,968 on the May 2011 notes and November 2011 notes.

In November 2012, the Company issued $1,000,000 in convertible promissory notes to related parties. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after May 15, 2013 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000. As of December 31, 2012 and 2013, the outstanding principal balance was $1,000,000. Because the holders have the ability to demand repayment after May 15, 2013, the Company has classified all of the outstanding debt balance and related accrued interest of $8,987 and $88,986 as a current liability as of December 31, 2012 and 2013, respectively.

On February 13, 2013, the Company entered into a note purchase agreement (“2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $1,500,000 in the aggregate, of which $1,000,000 was issued. These notes were intended as bridge financing to a planned alternative public offering (“APO”) in the second quarter of 2013. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after August 13, 2013 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes and the November 2012 notes. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 80% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of August 13, 2013. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 80% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. In April 2013, the Company completed another closing of the 2013 Note Purchase Agreement for $500,000. On June 3, 2013, the Company entered into an amendment to the 2013 Note Purchase Agreement to increase the total amount of the convertible promissory notes up to $2,000,000 in the aggregate if issued before June 30, 2013. In June 2013, the Company completed another closing of the 2013 Note Purchase Agreement for $500,000. On August 7, 2013, the Company entered into an amendment to the 2013 Note Purchase Agreement to increase the total amount of the convertible promissory notes up to $2,500,000 in the aggregate if issued before August 28, 2013. In August 2013, the Company completed another closing of the 2013 Note Purchase Agreement for $500,000. As of December 31, 2013, the outstanding principal balance was $2,500,000. Because the holders have the ability to demand repayment after August 13, 2013, the Company has classified all of the outstanding debt balance and related accrued interest of $130,466 as a current liability as of December 31, 2013.

On September 27, 2013, the Company entered into a note purchase agreement (“September 2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $500,000 in the aggregate. These notes were intended as bridge financing to a planned alternative public offering (“APO”) in the third quarter of 2013. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after March 31, 2014 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes, the November 2012 notes and the 2013 Note Purchase Agreement. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 70% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of March 31, 2014. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 70% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. As of December 31, 2013, the outstanding principal balance was $500,000. Because the holders have the ability to demand repayment after March 31, 2014, the Company has classified all of the outstanding debt balance and related accrued interest of $10,411 as a current liability as of December 31, 2013.

On November 12, 2013, the Company entered into a note purchase agreement (“November 2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $500,000 in the aggregate. These notes were intended as bridge financing to a planned alternative public offering (“APO”) in the forth quarter of 2013. The notes accrue interest at 8% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after March 31, 2014 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes, the November 2012 notes and the 2013 Note Purchase Agreement. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 70% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of March 31, 2014. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 70% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. As of December 31, 2013, the outstanding principal balance was $500,000. Because the holders have the ability to demand repayment after March 31, 2014, the Company has classified all of the outstanding debt balance and related accrued interest of $5,370 as a current liability as of December 31, 2013.

On December 27, 2013, the Company entered into a note purchase agreement (“December 2013 Note Purchase Agreement”) with related parties to which it was authorized to issue and sell convertible promissory notes up to $375,000 in the aggregate. These notes were intended as bridge financing to a planned alternative public offering (“APO”) in the first quarter of 2014. The notes accrue interest at 9% per annum and mature at the earlier of the date upon which the majority note holders demand repayment after March 31, 2014 or the date of the closing of a qualified financing in which the Company issues common or preferred stock for gross proceeds of not less than $5,000,000 excluding the conversion of these notes, the November 2012 notes and the 2013 Note Purchase Agreement. The notes convert into the number of shares equal to the principal and unpaid accrued interest divided by the conversion price, which is defined as 70% of the purchase price in the qualified financing. If the Company does not execute a qualified financing, the holders may elect conversion of the notes prior to the maturity date of March 31, 2014. Under the elective conversion, the notes convert into the number of the next equity financing shares or shares of Series B convertible preferred stock that are equal to the principal and the unpaid accrued interest divided by the conversion price. The conversion price is defined as 70% of the price paid by the investors in the next equity financing series or $0.05, if the notes are converted into the Series B convertible preferred stock. As of December 31, 2013, the outstanding principal balance was $375,000. Because the holders have the ability to demand repayment after March 31, 2014, the Company has classified all of the outstanding debt balance and related accrued interest of $370 as a current liability as of December 31, 2013.

Pursuant to the Company’s amendment to the note purchase agreement dated November 20, 2012, effective February 13, 2013, the above notes payable would be redeemable upon a change of control of the Company at an amount equal to 300% of the outstanding principal amount and accrued and unpaid interest on the notes as of the time of a change of control. A change of control will occur in the event the Company enters into a transaction where the holders of the voting securities no longer own a majority of the total outstanding voting securities once the transaction is completed or a disposition of substantially all assets occurs. The sale of stock for capital raising purposes or an alternative public offering involving a reverse merger into a public shell company for capital raising purposes is excluded from the Company’s definition of a change of control. The Company has determined that the value of this provision is not material and as such has not recorded a liability on the Company’s financial statements as of December 31, 2012 and 2013.